SEGMENT AND GEOGRAPHIC AREA INFORMATION - long-lived assets, net by geographic region (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment information
Long-lived assets, net	$ 3,768,594	$ 3,249,686
Single reportable segment
Segment information
Long-lived assets, net	3,768,594	3,249,686	$ 3,307,371
Single reportable segment | UK
Segment information
Long-lived assets, net	$ 3,768,594	$ 3,249,686	3,305,142
Single reportable segment | PRC
Segment information
Long-lived assets, net			$ 2,229